Commitments and contingencies (Details) $ in Thousands	Mar. 31, 2018 USD ($)
Minimal lease payments
March 31, 2019	$ 31,683
March 31, 2020	18,728
March 31, 2021	14,260
March 31, 2022	10,807
March 31, 2023	6,243
Total	$ 81,721